Earnings per share and shares outstanding	12 Months Ended
Dec. 31, 2017
Disclosure Earnings Per Share And Shares Outstanding [Line Items]
Disclosure of earnings per share and shares outstanding [text block]

Note 9 Earnings per share (EPS) and shares outstanding

	As of or for the year ended
	31.12.17	31.12.16	31.12.15

Basic earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,053	3,204	6,203

Diluted earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,053	3,204	6,203
Less: (profit) / loss on own equity derivative contracts	0	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	1,053	3,204	6,203

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,716,174,261	3,719,764,322	3,690,375,879
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	120,540,272	104,244,665	90,898,386
Weighted average shares outstanding for diluted EPS	3,836,714,533	3,824,008,987	3,781,274,265

Earnings per share (CHF)
Basic	0.28	0.86	1.68
Diluted	0.27	0.84	1.64

Shares outstanding
Shares issued	3,853,096,603	3,850,766,389	3,849,731,535
Treasury shares	132,301,550	138,441,772	98,706,275
Shares outstanding	3,720,795,053	3,712,324,617	3,751,025,260

The table below outlines the potential shares which could dilute basic earnings per share in the future, but were not dilutive for the periods presented.

Number of shares	31.12.17	31.12.16	31.12.15

Potentially dilutive instruments
Employee share-based compensation awards	24,124,341	46,981,698	67,766,835
Other equity derivative contracts	9,122,496	8,419,122	6,061,848
Total	33,246,837	55,400,820	73,828,683